Subsequent Events (10K) (Details Narrative) - Equity Component Domain - USD ($)				3 Months Ended	12 Months Ended
	Mar. 16, 2015	Feb. 23, 2015	Jan. 24, 2015	Mar. 31, 2015	Dec. 31, 2014	Feb. 14, 2015	Dec. 23, 2014
Received promissory notes			$ 20,000
Interest rate			12.00%				150.00%
Restricted common stock shares		60,000
Shares have not issued		60,000
License fee				$ 10,000	$ 10,000
BMT Inc., [Member]
Compensation paid						$ 11,950
Consulting Services Agreement [Member] | April 20, 2015 To October 20, 2015 [Member]
Restricted common stock shares			400,000
Common stock purchase of warrants			400,000
Warrant price per share			$ 0.35
Shares have not issued			400,000
Subsequent Event [Member]
Received promissory notes			$ 20,000
Interest rate			12.00%
Restricted common stock shares		60,000
Shares have not issued		60,000
License fee	$ 20,000
Subsequent Event [Member] | July 1, 2015 [Member]
License fee	$ 5,000
Subsequent Event [Member] | Consulting Services Agreement [Member]
Warrant price per share			$ 0.35
Shares have not issued			400,000
Subsequent Event [Member] | Consulting Services Agreement [Member] | April 20, 2015 To October 20, 2015 [Member]
Restricted common stock shares					400,000
Common stock purchase of warrants					400,000